Taxation (Details) - Schedule of Deferred Tax Assets and Liabilities - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets:
Allowances of credit losses	¥ 28	¥ 790
Operating lease liabilities	11,948	18,611
Deductible temporary difference related to advertising expenses	16,185	44,843
Net operating tax losses carried forward	38,430	49,581
Subtotal	66,591	113,825
Less: valuation allowance	(55,144)	(94,975)	¥ (84,406)	¥ (65,235)
Total deferred tax assets, net	11,447	18,850
Deferred tax liabilities:
Operating lease right-of-use assets	10,600	16,766
Withholding tax on undistributed earnings	11,625
Total deferred tax liabilities	¥ 22,225	¥ 16,766